Tax - Tax charged/(credited) to the consolidated statement of comprehensive income and equity (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Current tax:
Cash flow hedges, cost of hedging and own credit reserve	£ 0	£ 0	£ 0
Deferred tax:
Investments at fair value through other comprehensive income	0	12	(1)
Cash flow hedges, cost of hedging and own credit reserve	(12)	6	(38)
Remeasurements of pension assets and post-retirement benefit obligations	493	462	(226)
Share-based payments	(4)	1	(2)
Tax charged/(credited) to other comprehensive income and equity	477	481	(267)
Total tax recognised in the statements of comprehensive income from continuing operations	481	480	(265)
Total tax relating to share-based payments recognised directly in equity from continuing operations	£ (4)	£ 1	£ (2)